Off-balance sheet arrangements narrative (Details)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	May 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase Commitments Related To Projects In Development Phase	€ 160,900,000			€ 239,600,000
Purchase Commitment Related to Shared Services	46,000,000			45,900,000
Purchase Commitment Related to Jyseleca Product Supply Chain	2,600,000			14,200,000
Purchase Commitment Related to Commercial And Medical Affairs	1,700,000			29,900,000
Purchase Commitment Related To Project In Discovery Research Phase	60,900,000			79,000,000
Purchase Commitment Related To Services From Novalix.	41,600,000
Purchase commitments	272,240,000			€ 408,521,000
Commitments With Adaptimmune. | $		$ 465,000,000
Commitments With Another Pharmaceutical Company	€ 243,500,000
Adaptimmune Collaboration [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase commitment related to R&D funding | $			$ 15,000,000
Purchase Commitment Related To Option Exercise Fees | $			$ 100,000,000